Earnings per share (Tables)	12 Months Ended
Mar. 31, 2026
Earnings per share [abstract]
Bases for Calculating Basic Earnings (Losses) per Share and Diluted Earnings (Losses) per share
The bases for calculating basic earnings (losses) per share and diluted earnings (losses) per share for the years ended March 31, 2024, 2025 and 2026, are as follows:

	For the fiscal year ended March 31,
(In millions, except per share data)	2024	2025	2026
Net profits (losses) for the period attributable to owners of Coincheck Parent	¥1,967	¥(14,350)	¥(1,833)
Basic and diluted net earnings (losses) per share	¥16.05	¥(114.98)	¥(13.52)
Weighted-average number of shares, basic and diluted	122,587,617	124,803,262	135,583,521